Investment Securities (Schedule of Fair Value and Unrealized Loss on Investments in a Continuous Unrealized Loss Position) (Detail) $ in Thousands	Jun. 30, 2017 USD ($) Security	Dec. 31, 2016 USD ($) Security	Dec. 31, 2015 USD ($) Security
Schedule of Investments [Line Items]
Available-for-sale securities, Less than 12 Months: Number of Securities | Security	87	149	29
Available-for-sale securities, Less than 12 Months: Fair Value	$ 89,664	$ 118,601	$ 24,049
Available-for-sale securities, Less than 12 Months: Unrealized Losses	$ 1,524	$ 4,453	$ 209
Available-for-sale securities, 12 Months or More: Number of Securities | Security	10	2	18
Available-for-sale securities, 12 Months or More: Fair Value	$ 7,624	$ 1,056	$ 9,911
Available-for-sale securities, 12 Months or More: Unrealized Losses	$ 195	$ 112	$ 194
Available-for-sale securities, Total: Number of Securities | Security	97	151	47
Available-for-sale securities, Total: Fair Value	$ 97,288	$ 119,657	$ 33,960
Available-for-sale securities, Total: Unrealized Losses	$ 1,719	$ 4,565	$ 403
Held-to-maturity securities, Less than 12 Months: Number of Securities | Security	19
Held-to-maturity securities, Less than 12 Months: Fair Value	$ 29,406
Held-to-maturity securities, Less than 12 Months: Unrealized Losses	$ 113
Held-to-maturity securities, 12 Months or More: Number of Securities | Security	0
Held-to-maturity securities, Total: Number of Securities | Security	19
Held-to-maturity securities, Total: Fair Value	$ 29,406
Held-to-maturity securities, Total: Unrealized Losses	$ 113
Available-for-sale securities and Held-to-maturity securities, Less than 12 Months: Number of Securities | Security	106
Available for Sale Securities and Held to Maturity Securities Continuous Unrealized Loss Position Less Than Twelve Months Fair Value	$ 119,070
Available-for-sale securities and Held-to-maturity securities, Less than 12 Months: Unrealized Losses	$ 1,637
Available-for-sale securities and Held-to-maturity securities,, 12 Months or More: Number of Securities | Security	10
Available-for-sale securities and Held-to-maturity securities, 12 Months or More: Fair Value	$ 7,624
Available-for-sale securities and Held-to-maturity securities, 12 Months or More: Unrealized Losses	$ 195
Available-for-sale securities and Held-to-maturity securities, Total: Number of Securities | Security	116
Available-for-sale securities and Held-to-maturity securities, Total: Fair Value	$ 126,694
Available-for-sale securities and Held-to-maturity securities, Total: Unrealized Losses	$ 1,832
U.S. Treasury and U.S. government agencies [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Less than 12 Months: Number of Securities | Security	21	23	6
Available-for-sale securities, Less than 12 Months: Fair Value	$ 39,077	$ 43,698	$ 6,259
Available-for-sale securities, Less than 12 Months: Unrealized Losses	$ 852	$ 1,542	$ 43
Available-for-sale securities, 12 Months or More: Number of Securities | Security	1	0	2
Available-for-sale securities, 12 Months or More: Fair Value	$ 2,694		$ 1,383
Available-for-sale securities, 12 Months or More: Unrealized Losses	$ 6		$ 12
Available-for-sale securities, Total: Number of Securities | Security	22	23	8
Available-for-sale securities, Total: Fair Value	$ 41,771	$ 43,698	$ 7,642
Available-for-sale securities, Total: Unrealized Losses	$ 858	$ 1,542	$ 55
Held-to-maturity securities, Less than 12 Months: Number of Securities | Security	2
Held-to-maturity securities, Less than 12 Months: Fair Value	$ 4,991
Held-to-maturity securities, Less than 12 Months: Unrealized Losses	$ 5
Held-to-maturity securities, 12 Months or More: Number of Securities | Security	0
Held-to-maturity securities, Total: Number of Securities | Security	2
Held-to-maturity securities, Total: Fair Value	$ 4,991
Held-to-maturity securities, Total: Unrealized Losses	$ 5
Mortgage-backed U.S. Government Agencies [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Less than 12 Months: Number of Securities | Security	18	18	13
Available-for-sale securities, Less than 12 Months: Fair Value	$ 26,466	$ 24,321	$ 12,759
Available-for-sale securities, Less than 12 Months: Unrealized Losses	$ 291	$ 579	$ 124
Available-for-sale securities, 12 Months or More: Number of Securities | Security	1	0	11
Available-for-sale securities, 12 Months or More: Fair Value	$ 535		$ 6,282
Available-for-sale securities, 12 Months or More: Unrealized Losses	$ 16		$ 104
Available-for-sale securities, Total: Number of Securities | Security	19	18	24
Available-for-sale securities, Total: Fair Value	$ 27,001	$ 24,321	$ 19,041
Available-for-sale securities, Total: Unrealized Losses	$ 307	$ 579	$ 228
Held-to-maturity securities, Less than 12 Months: Number of Securities | Security	14
Held-to-maturity securities, Less than 12 Months: Fair Value	$ 22,879
Held-to-maturity securities, Less than 12 Months: Unrealized Losses	$ 99
Held-to-maturity securities, 12 Months or More: Number of Securities | Security	0
Held-to-maturity securities, Total: Number of Securities | Security	14
Held-to-maturity securities, Total: Fair Value	$ 22,879
Held-to-maturity securities, Total: Unrealized Losses	$ 99
State and political subdivision obligations [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Less than 12 Months: Number of Securities | Security	48	108	9
Available-for-sale securities, Less than 12 Months: Fair Value	$ 24,121	$ 50,582	$ 4,041
Available-for-sale securities, Less than 12 Months: Unrealized Losses	$ 381	$ 2,332	$ 32
Available-for-sale securities, 12 Months or More: Number of Securities | Security	7	0	3
Available-for-sale securities, 12 Months or More: Fair Value	$ 3,845		$ 1,631
Available-for-sale securities, 12 Months or More: Unrealized Losses	$ 133		$ 45
Available-for-sale securities, Total: Number of Securities | Security	55	108	12
Available-for-sale securities, Total: Fair Value	$ 27,966	$ 50,582	$ 5,672
Available-for-sale securities, Total: Unrealized Losses	$ 514	$ 2,332	$ 77
Held-to-maturity securities, Less than 12 Months: Number of Securities | Security	3
Held-to-maturity securities, Less than 12 Months: Fair Value	$ 1,536
Held-to-maturity securities, Less than 12 Months: Unrealized Losses	$ 9
Held-to-maturity securities, 12 Months or More: Number of Securities | Security	0
Held-to-maturity securities, Total: Number of Securities | Security	3
Held-to-maturity securities, Total: Fair Value	$ 1,536
Held-to-maturity securities, Total: Unrealized Losses	$ 9
Equity Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Less than 12 Months: Number of Securities | Security	0	0	0
Available-for-sale securities, 12 Months or More: Number of Securities | Security	1	2	2
Available-for-sale securities, 12 Months or More: Fair Value	$ 550	$ 1,056	$ 615
Available-for-sale securities, 12 Months or More: Unrealized Losses	$ 40	$ 112	$ 33
Available-for-sale securities, Total: Number of Securities | Security	1	2	2
Available-for-sale securities, Total: Fair Value	$ 550	$ 1,056	$ 615
Available-for-sale securities, Total: Unrealized Losses	$ 40	$ 112	$ 33
Corporate debt securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Less than 12 Months: Number of Securities | Security			1
Available-for-sale securities, Less than 12 Months: Fair Value			$ 990
Available-for-sale securities, Less than 12 Months: Unrealized Losses			$ 10
Available-for-sale securities, 12 Months or More: Number of Securities | Security			0
Available-for-sale securities, Total: Number of Securities | Security			1
Available-for-sale securities, Total: Fair Value			$ 990
Available-for-sale securities, Total: Unrealized Losses			$ 10